DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Notional value	$ 893
Fair value gain (loss)	20
Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Notional value	4,050
Fair value gain (loss)	423
Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Notional value	4,434
Fair value gain (loss)	(587)
January 2024 BSI58 ave 10TC Strike price 14,750 One [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 14,750
Duration	30 years
Notional value	$ 443
Fair value gain (loss)	6
January 2024 BSI58 ave 10TC Strike price 15,000 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 15,000
Duration	30 years
Notional value	$ 450
Fair value gain (loss)	14
Jan 2025 To December 2025 BSI58 Ave 10TC Strike Price 11,250 One [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 11,250
Duration	180 years
Notional value	$ 2,025
Fair value gain (loss)	212
Jan 2025 To December 2025 Bsi58 Ave 10tc Strike Price 11,250 Two [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 11,250
Duration	60 years
Notional value	$ 675
Fair value gain (loss)	70
Jan 2025 To December 2025 Bsi58 Ave 10tc Strike Price 11,250 Three [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 11,250
Duration	120 years
Notional value	$ 1,350
Fair value gain (loss)	141
Jan 2024 To December 2024 BSI58 Ave 10TC Strike Price 12,300 One [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 12,300
Duration	60 years
Notional value	$ 738
Fair value gain (loss)	(99)
Jan 2024 To December 2024 Bsi58 Ave 10tc Strike Price 12,300 Two [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 12,300
Duration	60 years
Notional value	$ 738
Fair value gain (loss)	(99)
Jan 2024 To December 2024 Bsi58 Ave 10tc Strike Price 12,300 Three [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 12,300
Duration	60 years
Notional value	$ 738
Fair value gain (loss)	(99)
Jan 2024 To December 2024 Bsi58 Ave 10tc Strike Price 11,250 Four [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 12,300
Duration	60 years
Notional value	$ 738
Fair value gain (loss)	(99)
Jan 2024 To December 2024 Bsi58 Ave 10tc Strike Price 12,350 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 12,350
Duration	120 years
Notional value	$ 1,482
Fair value gain (loss)	$ (191)